Share-Based Payments (Summary Of Option Activity Under The Amended Plan) (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised, Shares	22,342
Cash-Settled SARs Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding	659,224
Granted, Shares	583,709
Exercised, Shares	(22,342)
Expired or forfeited, Shares	(134,548)
Shares, Outstanding	1,086,043
Vested or expected to vest as of year end, Shares	904,555
Exercisable at end of year, Shares	216,012
Weighted-Average Exercise Price, Outstanding	28.25
Granted, Weighted-Average Exercise Price	32.42
Exercised, Weighted-Average Exercise Price	28.07
Expired or forfeited, Weighted-Average Exercise Price	29.22
Weighted-Average Exercise Price, Outstanding	30.38
Vested or expected to vest as of year end, Weighted-Average Exercise Price	30.21
Exercisable at end of year, Weighted-Average Exercise Price	28.26